UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2008
                                               ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      3G Capital Partners Ltd
           --------------------------------------------------
Address:   c/o 3G Capital Inc.
           --------------------------------------------------
           800 Third Avenue, 31st Floor
           --------------------------------------------------
           New York, NY 10022
           --------------------------------------------------

Form 13F File Number:  028-12896
                       ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Bernardo Piquet
           --------------------------------------------------
Title:     Director
           --------------------------------------------------
Phone:     (212) 893-6727
           --------------------------------------------------

Signature, Place, and Date of Signing:

        /s/ Bernardo Piquet            New York, New York        5/13/2008
       ------------------------   --------------------------  ---------------
             [Signature]                [City, State]             [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   0
                                               -------------

Form 13F Information Table Entry Total:             18
                                               -------------
                                                1,713,256
Form 13F Information Table Value Total:        -------------
                                               (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


                                                  FORM 13F INFORMATION TABLE

              COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------------
                                                           VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER                TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- -------- -------
-----------------------------------------------------------------------------------------------------------------------------------

Adherex Technologies Inc          Com New        00686R200     456  1,231,369  SH        sole             1,231,369
Anglo Amern PLC                   ADR New        03485P201    3887    130,569  SH        sole               130,569
Banco Itau Hldg Financiera S      SP ADR 500 PFD 059602201    2845    125,000  SH        sole               125,000
Burlington Northn Santa Fe C      PUT            12189T954 184,440  2,000,000  SH  PUT   sole             2,000,000
Canadian Nat Res Ltd              PUT            136385951 115,968  2,400,000  SH  PUT   sole             2,400,000
Countrywide Financial Corp        CALL           222372904     550    100,000  SH  CALL  sole               100,000
CSX Corp                          Common Stock   126408103 966,246 17,232,854  SH        sole            17,232,854
First Solar Inc                   PUT            336433957  13,868     60,000  SH  PUT   sole                60,000
HSBC Hldgs PLC                    PUT            404280956  24,690    300,000  SH  PUT   sole               300,000
Ingersoll-Rand Company Ltd        CL A           G4776G101   1,836     41,183  SH        sole                41,183
IShares Inc                       MSCI Brazil    464286400  56,232    730,000  SH        sole               730,000
IShares TR                        S&P Euro Plus  464287861  10,774    102,600  SH        sole               102,600
Market Vectors ETF TR             Gold Miner ETF 57060U100   2,910     61,000  SH        sole                61,000
Norfolk Southern Corp             PUT            655844958 119,504  2,200,000  SH  PUT   sole             2,200,000
TJX Cos Inc New                   PUT            872540959   6,614    200,000  SH  PUT   sole               200,000
Union Pac Corp                    PUT            907818958 180,547  1,440,000  SH  PUT   sole             1,440,000
UST Inc                           PUT            902911956  10,359    190,000  SH  PUT   sole               190,000
Wendys Intl Inc                   CALL           950590909  11,530    500,000  SH  CALL  sole               500,000
